Products revenue - (Tables)	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Summary Of Information About Product Revenue

	For the year ended December 31,
	2021	2022	2023
	(in thousands)
ASIC chips products:	631,838	473,740	68,358
ASIC chips	560,105	436,980	47,736
Computing equipment (Note a)	—	—	8,496
Ancillary software and hardware	71,733	36,760	12,126
Others (Note b)	—	—	13,867

	631,838	473,740	82,225